Financing Income and Expenses (Schedule of Financing Income and Expenses) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of financing income and expenses [Abstract]
Interest income and net change in fair value of receivable interest	$ 701	$ 399	$ 269
Net income from change in exchange rates	501
Hedging transactions	45	39	3
Financing income recognized in profit or loss	1,247	438	272
Net expenses from change in exchange rates		(10)	(113)
Other financing expenses	(19)	(31)	(24)
Financing expenses recognized in profit or loss	(19)	(41)	(137)
Financing income, net	$ 1,228	$ 397	$ 135